Fair value of financial instruments - Fair Value Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	$ 0	$ 23,082	$ 0
Fair value on a recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration		23,082
Fair value on a recurring basis | Business Combination, Contingent Consideration [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	0
Fair value on a recurring basis | Series B Preferred - Series A Conversion Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Series B Preferred Stock - Series A Conversion Warrants	4,200
Fair value on a recurring basis | Series B Preferred - Additional 6% Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Series B Preferred Stock - Additional 6% Warrants	400
Fair value on a recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration		0
Fair value on a recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Business Combination, Contingent Consideration [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	0
Fair value on a recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Series B Preferred - Series A Conversion Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	0
Fair value on a recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Series B Preferred - Additional 6% Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	0
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration		0
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Business Combination, Contingent Consideration [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	0
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Series B Preferred - Series A Conversion Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	0
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Series B Preferred - Additional 6% Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	0
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration		$ 23,082
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | Business Combination, Contingent Consideration [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	0
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | Series B Preferred - Series A Conversion Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	4,200
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | Series B Preferred - Additional 6% Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	$ 400